SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Tables)	0 Months Ended
Dec. 31, 2014
Schedule Of Valuation And Qualifying Accounts Tables [Abstract]
Schedule Of Valuation And Qualifying Accounts Disclosure Table [Text Block]
TEVA PHARMACEUTICAL INDUSTRIES LIMITED
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
Three Years Ended December 31, 2014
(U.S. $ in millions)

Column A	Column B	Column C		Column D	Column E

	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
Allowance for doubtful accounts:
Year ended December 31, 2014	$187	$22	$(18)	$(42)	$149
Year ended December 31, 2013	$145	$44	$3	$(5)	$187
Year ended December 31, 2012	$116	$32	$5	$(8)	$145

Allowance in respect of carryforward tax losses:
Year ended December 31, 2014	$791	$128	$0	$(248)	$671
Year ended December 31, 2013	$726	$182	$0	$(117)	$791
Year ended December 31, 2012	$452	$384	$2	$(112)	$726